UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05396

CREDIT SUISSE MID-CAP CORE FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Mid-Cap Core Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to October 31, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2008

■  CREDIT SUISSE
  LARGE CAP GROWTH FUND

■  CREDIT SUISSE
  MID-CAP CORE FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Funds, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the revelant prospectuses or consult your financial representative.

The views of the Funds' management are as of the date of the letter and Fund holdings described in this document are as of October 31, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report
October 31, 2008 (unaudited)

December 1, 2008

Dear Shareholder:

Performance Summary
11/01/07 – 10/31/08

Fund and Benchmark	Performance
Common Class[1]	-38.08%
Advisor Class[1]	-38.36%
Class A1,2	-38.19%
Class B1,2	-38.67%
Class C1,2	-38.67%
Russell 1000® Growth Index[3]	-36.95%

Performance shown for the Fund's Class A, Class B and Class C Shares do not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A volatile period for all equities

The year ended October 31, 2008, was characterized by volatility and dramatic losses in the equity markets. The benchmark Russell 1000 Growth, plummeted 36.95% while the S&P 500 fell by 36.10%. Additionally, the Chicago Board of Exchange Volatility Index, a measure of market volatility, hit a high of 80 in October 2008 — just below the highs reached during the market crashes of 1929 and 1987.

The current global economic crisis was caused by a multitude of factors including; a lack of liquidity, a bleak outlook for future growth, and recessionary attitudes and signals.

All 10 sectors within the large-cap S&P 500 produced negative returns during this period. The financial services and materials sectors suffered the greatest losses of -53.76% and -42.47% respectively, with the consumer staples and healthcare sectors declining the least, at -13.98% and -25.41%, respectively. These losses were primarily due to market illiquidity (financials) and weakened demand (materials). Consumer staples and healthcare are usually considered defensive bets, and while they finished the year with losses, their performance was substantially better than materials and financials.

The U.S. Federal Reserve cut the Federal Funds rate several times, dropping it from 4.50% to 1.00% by October 29, 2008. Throughout the year, the discount rate was also cut in conjunction with the Federal Funds rate, and is now at 1.25%

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

The U.S. housing sector has continued to weaken in 2008, as evidenced by the S&P/Case Shiller US Home Price Index, which measures home prices in 20 U.S. metropolitan areas. In August, the index was down 16.6% from a year earlier.

Additionally, on October 28, 2008, the Conference Board Consumer Confidence Index had fallen to an all time low. The Index is now at 38.0, down from 61.4 in September (in 1985, it was at 100). The Consumer Confidence Survey is based on a representative sample of 5,000 U.S. households.

The labor market also continued to weaken in 2008. Non-farm payrolls fell by 284,000 jobs in September and 240,000 jobs in October. The household unemployment rate now stands at 6.5%.

Finally, in addition to domestic bailout plans designed to help institutions such as global insurer AIG and mortgage lenders Fannie Mae and Freddie Mac, the Federal Reserve and Treasury have acted in concert with the financial regulatory agencies of other governments in an attempt to ease the worldwide economic crisis. On October 8, for example, the Federal Reserve led a coordinated, global round of emergency interest rate cuts.

Strategic Review and Outlook: Liquidity needs to be restored going forward

For the annual period ending October 31, 2008, the Fund's Common class shares underperformed the benchmark by 1.13% (net of fees). The main positive contributors to performance included stock and industry selection in consumer staples and utilities, as well as industry selection in the energy sector. The largest detractors to performance came from industry and poor stock selection in healthcare, stock selection in industrials, and industry selection in financials. For the last twelve months, four of the five performance drivers in our investment model produced positive returns. Growth was the only factor that detracted from performance relative to the benchmark — a fact that can be explained by the market's bleak growth prospects and the overvaluing of stocks. We think that value stocks are at or near bottom, growth stocks are following closely behind, and that this bottoming out of growth has led to underperformance.

Relative to the benchmark, the Fund was overweight in consumer discretionary by 5.83%, financials by 5.65%, and materials by 2.76%. Conversely, the portfolio was underweight in telecomm services by 10.2%, and industrials by 3.53%.

In our opinion, despite the fact that the end of October appeared to demonstrate some signs of recovery, there will continue to be months of volatility. At the end of the month, the market showed improvements in liquidity, with rates such as the LIBOR decreasing, interbank lending increasing, and the U.S. dollar strengthening. However, it is not clear that this additional liquidity in the

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

markets and between banks will truly benefit consumers. For example, banks have begun to tighten their credit standards to such an extent that the average consumer may find it more difficult to borrow money. Therefore, in this economic crisis where faith in the markets is key, we believe, like Chairman of the Federal Reserve Board, Ben Bernanke, who made this point in October, that in order for the market to recover, confidence and liquidity need to be restored.

Additionally, we have observed an increase in technical movements — caused by large hedge funds reducing leverage — not related to the fundamentals that most quantitative models are based upon. We believe that these volatile intraday swings will need to be monitored closely, but as our investment model is designed with long-term goals in mind, a drastic change in our investment model will not be made. That being said, we are continuously conducting economic, statistical, and financial research on various levels in order to enhance our model. We have gone back to the basics of finance, where we seek to buy businesses that make comfortable returns without the need for excessive leverage.

Jordan Low
Portfolio Manager

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect current investment strategies.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Growth Fund1 Common Class shares, Advisor
Class shares and the Russell 1000® Growth Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Growth Fund1 Class A, B, C shares2 and the
Russell 1000® Growth Index3,6 from Inception (11/30/01).

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Average Annual Returns as of September 30, 2008

	1 Year	5 Years	10 Years	Since Inception
Common Class[4]	(23.42)%	1.62%	0.87%	7.42%
Advisor Class[5]	(23.82)%	1.10%	0.36%	6.67%
Class A Without Sales Charge	(23.65)%	1.35%	—	(2.57)%
Class A With Maximum Sales Charge	(28.05)%	0.15%	—	(3.41)%
Class B Without CDSC	(24.18)%	0.59%	—	(3.30)%
Class B With CDSC	(27.21)%	0.59%	—	(3.30)%
Class C Without CDSC	(24.18)%	0.61%	—	(3.30)%
Class C With CDSC	(24.94)%	0.61%	—	(3.30)%

Average Annual Returns as of October 31, 2008

	1 Year	5 Years	10 Years	Since Inception
Common Class[4]	(38.08)%	(3.11)%	(1.26)%	6.47%
Advisor Class[5]	(38.36)%	(3.59)%	(1.75)%	5.54%
Class A Without Sales Charge	(38.19)%	(3.35)%	—	(5.07)%
Class A With Maximum Sales Charge	(41.74)%	(4.49)%	—	(5.88)%
Class B Without CDSC	(38.67)%	(4.08)%	—	(5.79)%
Class B With CDSC	(41.13)%	(4.08)%	—	(5.79)%
Class C Without CDSC	(38.67)%	(4.08)%	—	(5.79)%
Class C With CDSC	(39.29)%	(4.08)%	—	(5.79)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross and net expense ratios after fee waivers and/or expense reimbursements are 1.24% for Common Class shares, 1.71% for Advisor Class shares, 1.50% for Class A shares, 2.28% for Class B shares and 2.26% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -41.74%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was -41.13%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was -39.29%.

3  The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

4  Inception date 8/17/87.

5  Inception date 4/4/91.

6  Performance for the benchmark is not available for the period beginning November 30, 2001. For that reason, performance is shown for the period beginning December 1, 2001.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2008

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 5/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/08	$704.80	$703.00	$704.20	$701.10	$701.10
Expenses Paid per $1,000*	$6.34	$8.35	$7.41	$10.60	$10.65
Hypothetical 5% Fund Return
Beginning Account Value 5/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/08	$1,017.70	$1,015.33	$1,016.44	$1,012.67	$1,012.62
Expenses Paid per $1,000*	$7.51	$9.88	$8.77	$12.55	$12.60
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.48%	1.95%	1.73%	2.48%	2.49%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report
October 31, 2008 (unaudited)

December 1, 2008

Dear Shareholder:

Performance Summary
11/01/07 – 10/31/08

Fund and Benchmark	Performance
Common Class[1]	-36.42%
Advisor Class[1]	-36.71%
Class A1,2	-36.56%
Class B1,2	-37.05%
Class C1,2	-37.03%
Standard & Poor's MidCap 400® Index[3]	-36.46%

Performance for the Fund's Class A, Class B and Class C Shares do not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A volatile period for all equities

The 12-month period ending October 31, 2008, was a very tumultuous one characterized by dramatic losses in the equity markets. The benchmark S&P 400 plummeted 36.46%, while the S&P 500 fell by 36.10%. Additionally, the Chicago Board Options Exchange Volatility Index, a measure of market volatility, hit a high of 80 in October, just below the highs reached during the crashes of 1929 and 1987.

The current global economic crisis was caused by a multitude of factors, including a lack of liquidity, a bleak outlook for future growth, and recessionary attitudes and signals.

All 10 sectors within the large-cap S&P 500 produced negative returns, with the consumer staples and healthcare sectors declining the least at -13.98% and -25.41%, respectively. The financials and materials sectors suffered the greatest losses of -53.76% and -42.47% respectively, primarily due to market illiquidity (financials) and weakened demand (materials). Consumer staples and healthcare are usually considered defensive bets, and while they finished the year with losses, their performance was substantially better than materials and financials.

The U.S. Federal Reserve cut the Federal Funds rate multiple times, dropping it from 4.50% to 1.00%, by October 29, 2008. Throughout the year, the discount rate was also cut in conjunction with the Fed Funds rate and is now at 1.25%.

The U.S. housing sector continued to weaken in 2008, as evidenced by the S&P/Case Shiller U.S. Home Price Index (which measures home prices in 20 U.S. metropolitan areas). In August, the Index was down 16.6% from a year earlier.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Additionally, as reported on October 28, 2008, the Conference Board Consumer Confidence Index fell to an all-time low of 38.0, down from 61.4 in September. The Consumer Confidence Survey is based on a representative sample of 5,000 U.S. households.

The labor market also continued to weaken in 2008. Non-farm payrolls fell by 284,000 jobs September and 240,000 in October. The household unemployment rate now stands at 6.5%.

Finally, in addition to domestic bailout plans created to help institutions such as global insurer AIG, and mortgage lenders Fannie Mae and Freddie Mac, the Fed and Treasury have acted in concert with the financial agencies of other governments in an attempt to ease the worldwide economic crisis. On October 8, for example, the Fed led a coordinated, global round of emergency rate cuts.

Strategic Review and Outlook: Liquidity needs to be restored going forward

For the annual period ending October 31, 2008, the Fund's Common class shares outperformed the benchmark by 4 basis points (net of fees). The main positive contributors to performance included stock and industry selection within the consumer staples, energy and consumer discretionary sectors. The largest detractors to performance came from industry and stock selection in financials and health care, as well as industry selection in industrials. For the last twelve months, four of the five performance drivers in our investment model produced positive returns. Growth was the only factor that detracted from performance — a fact that can be explained by the market's bleak growth prospects and the overvaluing of stocks that has gone on for too long. We believe that value stocks are at or near bottom, and growth stocks are following closely behind. In our opinion, this slow bottoming out of growth has led to underperformance.

Relative to the benchmark, the Fund was overweight in the consumer discretionary sector by 5.01%, in consumer staples by 4.03%, and in materials by 2.93%. Conversely, the portfolio was underweight in utilities by 6.20% and industrials by 5.04%.

On October 29, 2008, the Federal Open Market Committee issued a press release talking about the decline in consumer expenditures, the reduction in prospects for U.S. exports, the turmoil of the markets, and the subsequent effects on households and businesses. Additionally, The FOMC expects "the declining prices of energy and other commodities and the weaker prospects for economic activity...[to cause] inflation to moderate in coming quarters to levels consistent with price stability."

As Ben Bernanke, Chairman of the Federal Reserve, mentioned in a speech at the Economic Club of New York on October 15, 2008, one root of the problem is a loss of confidence by investors and the public in the strength of key financial institutions and the markets.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Despite the fact that the end of October appeared to demonstrate positive signs of recovery, we believe that there will continue to be months of volatility. At the end of the month, the market showed signs of liquidity restoration with rates such as the LIBOR decreasing, interbank lending increasing, and the U.S. dollar strengthening. However, we wonder if this additional liquidity in the markets and between banks will truly benefit the everyday consumer. For example, banks have begun to tighten their credit standards to such an extent that the average consumer will have a harder time borrowing money. Therefore, in this economic crisis where faith in the markets is key, we believe, like Bernanke, that in order for the market to recover, confidence and liquidity need to be restored.

Additionally, we have observed an increase in technical movements — caused by large hedge funds reducing leverage — not related to the fundamentals that most quantitative models are based upon. We believe that these volatile intraday swings will need to be monitored closely, but as our investment model is designed with long-term goals in mind, a drastic change in our investment model will not be made. With that being said, we are continuously conducting economic, statistical, and financial research on various levels in order to enhance our model. We have gone back to the basics of finance, where we seek to buy businesses that make comfortable returns without the need for excessive leverage.

Jordan Low
Portfolio Manager

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect current investment strategies.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Mid-Cap Core Fund1 Common Class shares, Advisor
Class shares, and the Standard & Poor's MidCap 400® Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Mid-Cap Core Fund1 Class A shares2, and
the Standard & Poor's MidCap 400® Index3 from Inception (11/30/01).

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Mid-Cap Core Fund1, Class B shares2, Class C shares2, and the Standard & Poor's MidCap 400® Index3 from Inception (02/27/04).

Average Annual Returns as of September 30, 20081

	1 Year	5 Years	10 Years	Since Inception
Common Class[4]	(17.86)%	5.07%	3.01%	8.91%
Advisor Class[5]	(18.27)%	4.55%	2.49%	7.06%
Class A Without Sales Charge	(18.06)%	4.81%	—	2.47%
Class A With Maximum Sales Charge	(22.77)%	3.57%	—	1.59%
Class B Without CDSC	(18.68)%	—	—	0.37%
Class B With CDSC	(21.93)%	—	—	0.37%
Class C Without CDSC	(18.66)%	—	—	0.41%
Class C With CDSC	(19.47)%	—	—	0.41%

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Average Annual Returns as of October 31, 20081

	1 Year	5 Years	10 Years	Since Inception
Common Class[4]	(36.42)%	(1.41)%	0.28%	7.71%
Advisor Class[5]	(36.71)%	(1.90)%	(0.22)%	5.67%
Class A Without Sales Charge	(36.56)%	(1.65)%	—	(0.82)%
Class A With Maximum Sales Charge	(40.21)%	(2.80)%	—	(1.67)%
Class B Without CDSC	(37.05)%	—	—	(4.35)%
Class B With CDSC	(39.57)%	—	—	(4.35)%
Class C Without CDSC	(37.03)%	—	—	(4.32)%
Class C With CDSC	(37.66)%	—	—	(4.32)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross and net expense ratios after fee waivers and/or expense reimbursements are 1.32% for Common Class shares, 1.82% for Advisor Class shares, 1.54% for Class A shares, 2.35% for Class B shares and 2.28% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -40.21%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was -39.57%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was -37.66%.

3  The Standard & Poor's MidCap 400 Index is an unmanaged market weighted index of 400 U.S. stocks selected on the basis of capitalization, liquidity, and industry group representation. It is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

4  Inception date 1/21/88.

5  Inception date 4/4/91

6  Performance for the benchmark is not available for the period beginning November 30, 2001. For that reason, performance is shown for the period beginning December 1, 2001.

7  Performance for the benchmark is not available for the period beginning February 27, 2004. For that reason, performance is shown for the period beginning March 1, 2004.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2008

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 5/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/08	$691.70	$690.20	$691.10	$688.30	$688.70
Expenses Paid per $1,000*	$5.15	$7.22	$6.12	$9.46	$8.70
Hypothetical 5% Fund Return
Beginning Account Value 5/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/08	$1,019.05	$1,016.59	$1,017.90	$1,013.93	$1,014.83
Expenses Paid per $1,000*	$6.14	$8.62	$7.30	$11.29	$10.38
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.21%	1.70%	1.44%	2.23%	2.05%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Large Cap Growth Fund
Schedule of Investments
October 31, 2008

	Number of Shares	Value
COMMON STOCKS (99.8%)
Aerospace & Defense (1.8%)
Alliant Techsystems, Inc.*	2,900	$239,366
General Dynamics Corp.	800	48,256
Goodrich Corp.	5,100	186,456
Hexcel Corp.*	200	2,640
Lockheed Martin Corp.	300	25,515
Northrop Grumman Corp.	700	32,823
Raytheon Co.	400	20,444
Rockwell Collins, Inc.	6,500	241,995
The Boeing Co.	1,800	94,086
TransDigm Group, Inc.*	200	6,028
United Technologies Corp.	400	21,984
		919,593
Air Freight & Couriers (0.1%)
FedEx Corp.	300	19,611
United Parcel Service, Inc. Class B	300	15,834
UTI Worldwide, Inc.	1,100	12,936
		48,381
Airlines (1.5%)
AMR Corp.*	1,200	12,252
Continental Airlines, Inc. Class B*	700	13,244
Delta Air Lines, Inc.*	750	8,235
Southwest Airlines Co.	63,100	743,318
		777,049
Auto Components (0.7%)
Autoliv, Inc.	8,700	185,832
BorgWarner, Inc.	7,200	161,784
Johnson Controls, Inc.	800	14,184
The Goodyear Tire & Rubber Co.*	800	7,136
		368,936
Banks (1.2%)
Astoria Financial Corp.	1,600	30,432
Bank of America Corp.	1,700	41,089
Bank of Hawaii Corp.	1,000	50,710
Bank of New York Mellon Corp.	2,100	68,460
Cullen/Frost Bankers, Inc.	1,200	67,164
Hudson City Bancorp, Inc.	7,200	135,432
Northern Trust Corp.	3,200	180,192
PNC Financial Services Group, Inc.	400	26,668
Valley National Bancorp	500	9,500
		609,647
Beverages (2.8%)
Anheuser-Busch Companies, Inc.	2,200	136,466
Brown-Forman Corp. Class B	400	18,160
Hansen Natural Corp.*	800	20,256

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Beverages
Molson Coors Brewing Co. Class B	600	$22,416
PepsiAmericas, Inc.	17,600	333,168
PepsiCo, Inc.	2,100	119,721
The Coca-Cola Co.	1,900	83,714
The Pepsi Bottling Group, Inc.	31,500	728,280
		1,462,181
Biotechnology (3.6%)
Alexion Pharmaceuticals, Inc.*	1,000	40,750
Applied Biosystems, Inc.	3,300	101,739
Celgene Corp.*	100	6,426
Cepheid, Inc.*	1,000	11,870
Charles River Laboratories International, Inc.*	2,000	71,660
Genentech, Inc.*	800	66,352
Genzyme Corp.*	600	43,728
Gilead Sciences, Inc.*	400	18,340
IDEXX Laboratories, Inc.*	700	24,633
Invitrogen Corp.*	45,300	1,304,187
Myriad Genetics, Inc.*	3,200	201,888
Onyx Pharmaceuticals, Inc.*	300	8,094
		1,899,667
Building Products (0.1%)
Crane Co.	1,700	27,829
Chemicals (3.8%)
Air Products & Chemicals, Inc.	300	17,439
Airgas, Inc.	3,600	138,096
Celanese Corp. Class A	100	1,386
CF Industries Holdings, Inc.	9,600	616,224
Eastman Chemical Co.	900	36,351
FMC Corp.	4,500	195,930
Lubrizol Corp.	1,400	52,612
Monsanto Co.	2,300	204,654
Olin Corp.	9,600	174,336
Praxair, Inc.	300	19,545
Rohm & Haas Co.	600	42,210
The Dow Chemical Co.	1,300	34,671
The Mosaic Co.	11,100	437,451
		1,970,905
Commercial Services & Supplies (2.0%)
Arbitron, Inc.	1,000	32,580
Corinthian Colleges, Inc.*	7,000	99,960
Darling International, Inc.*	500	3,770
DST Systems, Inc.*	1,400	56,812
FTI Consulting, Inc.*	400	23,300
Global Payments, Inc.	1,900	76,969
H&R Block, Inc.	6,400	126,208

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies
Hewitt Associates, Inc. Class A*	1,300	$36,257
Intermec, Inc.*	1,000	12,970
Republic Services, Inc.	10,300	244,110
Robert Half International, Inc.	1,700	32,079
Rollins, Inc.	2,000	35,140
Sotheby's	600	5,586
The Brink's Co.	1,400	67,886
The Corporate Executive Board Co.	400	11,932
Waste Connections, Inc.*	1,500	50,775
Waste Management, Inc.	2,200	68,706
Weight Watchers International, Inc.	2,800	87,584
		1,072,624
Communications Equipment (1.2%)
Ciena Corp.*	400	3,844
Cisco Systems, Inc.*	20,000	355,400
Corning, Inc.	4,900	53,067
Emulex Corp.*	100	950
Juniper Networks, Inc.*	400	7,496
QUALCOMM, Inc.	6,000	229,560
		650,317
Computers & Peripherals (2.6%)
Apple Computer, Inc.*	2,600	279,734
Dell, Inc.*	3,400	41,310
Hewlett-Packard Co.	8,800	336,864
International Business Machines Corp.	600	55,782
NCR Corp.*	8,900	162,692
NetApp, Inc.*	4,300	58,179
NVIDIA Corp.*	1,000	8,760
Western Digital Corp.*	24,900	410,850
		1,354,171
Construction & Engineering (0.9%)
Fluor Corp.	6,800	271,524
Foster Wheeler, Ltd.*	5,400	147,960
Jacobs Engineering Group, Inc.*	400	14,572
McDermott International, Inc.*	800	13,704
The Shaw Group, Inc.*	100	1,789
		449,549
Construction Materials (0.1%)
Eagle Materials, Inc.	400	7,084
Martin Marietta Materials, Inc.	300	23,514
		30,598

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Containers & Packaging (0.8%)
AptarGroup, Inc.	2,700	$81,864
Ball Corp.	400	13,680
Crown Holdings, Inc.*	500	10,090
Greif, Inc. Class A	200	8,116
Owens-Illinois, Inc.*	1,200	27,456
Packaging Corp. of America	12,300	207,009
Rock-Tenn Co. Class A	100	3,041
Sealed Air Corp.	200	3,384
Sonoco Products Co.	2,700	67,986
Temple-Inland, Inc.	200	1,186
		423,812
Distributor (0.1%)
CarMax, Inc.*	2,500	26,550
Diversified Financials (3.8%)
American Express Co.	1,000	27,500
BlackRock, Inc.	300	39,402
Broadridge Financial Solutions, Inc.	2,800	33,880
Citigroup, Inc.	2,400	32,760
E*TRADE Financial Corp.*	900	1,638
Federated Investors, Inc. Class B	1,100	26,620
Franklin Resources, Inc.	700	47,600
Freddie Mac	3,800	3,914
GLG Partners, Inc.	500	1,600
Investment Technology Group, Inc.*	3,300	67,353
Janus Capital Group, Inc.	200	2,348
Merrill Lynch & Co., Inc.	1,966	36,548
MF Global, Ltd.*	600	2,340
MSCI, Inc. Class A*	5,800	99,992
Nasdaq OMX Group, Inc.*	8,900	288,894
NYSE Euronext	300	9,054
Raymond James Financial, Inc.	4,400	102,476
SEI Investments Co.	11,400	201,552
State Street Corp.	3,400	147,390
T. Rowe Price Group, Inc.	2,200	86,988
The Charles Schwab Corp.	14,000	267,680
The Goldman Sachs Group, Inc.	400	37,000
Visa, Inc. Class A	3,400	188,190
Waddell & Reed Financial, Inc. Class A	15,500	225,060
Western Union Co.	500	7,630
		1,985,409
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	6,600	176,682
Clearwire Corp. Class A*	400	3,468
EchoStar Corp. Class A*	4,800	93,216
FairPoint Communications, Inc.	77	307
Level 3 Communications, Inc.*	16,700	17,535

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Diversified Telecommunication Services
NeuStar, Inc. Class A*	4,800	$94,560
Verizon Communications, Inc.	11,500	341,205
Windstream Corp.	7,500	56,325
		783,298
Electric Utilities (0.6%)
Alliant Energy Corp.	1,000	29,380
Calpine Corp.*	4,000	46,800
Cleco Corp.	2,300	52,923
Constellation Energy Group	300	7,263
DPL, Inc.	2,600	59,306
Ormat Technologies, Inc.	4,400	106,304
PG&E Corp.	500	18,335
Public Service Enterprise Group, Inc.	400	11,260
		331,571
Electronic Equipment & Instruments (1.5%)
Amphenol Corp. Class A	1,000	28,650
Avnet, Inc.*	2,600	43,524
Emerson Electric Co.	500	16,365
Energizer Holdings, Inc.*	400	19,544
FLIR Systems, Inc.*	2,100	67,410
Intersil Corp. Class A	1,600	21,904
Jabil Circuit, Inc.	11,800	99,238
Koninklijke (Royal) Philips Electronics NV NY Shares	500	9,250
Rockwell Automation, Inc.	4,000	110,680
SunPower Corp. Class A*§	100	3,906
Thermo Fisher Scientific, Inc.*	800	32,480
Waters Corp.*	7,200	315,360
		768,311
Energy Equipment & Services (2.1%)
Baker Hughes, Inc.	1,800	62,910
Cameron International Corp.*	1,800	43,668
Complete Production Services, Inc.*	300	3,717
Dresser-Rand Group, Inc.*	5,100	114,240
ENSCO International, Inc.	317	12,049
FMC Technologies, Inc.*	2,200	76,978
Halliburton Co.	7,900	156,341
Helmerich & Payne, Inc.	1,800	61,758
ION Geophysical Corp.*	2,500	16,400
Key Energy Services, Inc.*	3,200	19,840
National-Oilwell Varco, Inc.*	300	8,967
Noble Corp.	1,874	60,362
Oceaneering International, Inc.*	1,400	39,438
Patterson-UTI Energy, Inc.	3,400	45,118
RPC, Inc.	100	1,059
Schlumberger, Ltd.	1,800	92,970
Tidewater, Inc.	6,800	296,548
		1,112,363

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Food & Drug Retailing (3.5%)
CVS Caremark Corp.	1,400	$42,910
Flowers Foods, Inc.	25,900	767,935
Sysco Corp.	27,800	728,360
Terra Industries, Inc.	7,300	160,527
The Kroger Co.	900	24,714
Walgreen Co.	3,200	81,472
Whole Foods Market, Inc.§	1,400	15,008
		1,820,926
Food Products (3.1%)
Campbell Soup Co.	3,700	140,415
Corn Products International, Inc.	3,700	89,984
Dean Foods Co.*	1,400	30,604
Del Monte Foods Co.	700	4,417
General Mills, Inc.	300	20,322
H.J. Heinz Co.	100	4,382
Herbalife, Ltd.	5,400	131,922
Hormel Foods Corp.	2,600	73,476
Kellogg Co.	300	15,126
Kraft Foods, Inc. Class A	800	23,312
McCormick & Co., Inc.	5,100	171,666
Pilgrim's Pride Corp.	400	436
Ralcorp Holdings, Inc.*	400	27,072
Sara Lee Corp.	1,400	15,652
Sensient Technologies Corp.	4,200	105,966
The Hershey Co.	4,400	163,856
The J.M. Smucker Co.	300	13,368
Unilever NV NY Shares	24,900	598,845
		1,630,821
Forestry & Paper (0.3%)
Glatfelter	200	2,062
MeadWestvaco Corp.	12,100	169,763
		171,825
Gas Utilities (1.0%)
Atmos Energy Corp.	3,200	77,664
Kinder Morgan Management LLC*	715	35,719
MDU Resources Group, Inc.	1,200	21,852
National Fuel Gas Co.	5,800	209,902
Piedmont Natural Gas Co., Inc.	3,000	98,760
UGI Corp.	2,000	47,740
WGL Holdings, Inc.	300	9,657
		501,294
Healthcare Equipment & Supplies (1.3%)
Baxter International, Inc.	300	18,147
Becton, Dickinson & Co.	1,000	69,400
Boston Scientific Corp.*	1,300	11,739

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Healthcare Equipment & Supplies
Edwards Lifesciences Corp.*	2,500	$132,100
Haemonetics Corp.*	1,400	82,684
Hillenbrand, Inc.	5,200	98,800
Hlth Corp.*	2,183	18,097
Kinetic Concepts, Inc.*	1,000	24,210
Medtronic, Inc.	1,100	44,363
ResMed, Inc.*	300	10,278
St. Jude Medical, Inc.*	300	11,409
STERIS Corp.	1,900	64,676
Stryker Corp.	300	16,038
Varian Medical Systems, Inc.*	2,100	95,571
		697,512
Healthcare Providers & Services (2.8%)
Aetna, Inc.	19,700	489,939
CIGNA Corp.	16,900	275,470
Covance, Inc.*	900	45,000
Express Scripts, Inc.*	1,700	103,037
Humana, Inc.*	6,100	180,499
Kindred Healthcare, Inc.*	700	10,143
Owens & Minor, Inc.	2,200	95,194
Pharmaceutical Product Development, Inc.	1,800	55,764
Quest Diagnostics, Inc.	1,000	46,800
UnitedHealth Group, Inc.	1,386	32,890
Universal Health Services, Inc. Class B	2,100	88,284
WebMD Health Corp. Class A*	100	2,235
WellPoint, Inc.*	500	19,435
		1,444,690
Hotels, Restaurants & Leisure (1.1%)
Boyd Gaming Corp.	100	680
Burger King Holdings, Inc.	3,300	65,604
CEC Entertainment, Inc.*	900	23,112
Chipotle Mexican Grill, Inc. Class A*	100	5,075
Darden Restaurants, Inc.	200	4,434
International Game Technology	300	4,200
Las Vegas Sands Corp.*	800	11,352
McDonald's Corp.	2,300	133,239
MGM Mirage*	800	13,168
Panera Bread Co. Class A*	200	9,024
Penn National Gaming, Inc.*	500	9,630
Starwood Hotels & Resorts Worldwide, Inc.	300	6,762
Tim Hortons, Inc.	7,000	176,190
WMS Industries, Inc.*	1,100	27,500
Wynn Resorts, Ltd.	300	18,120
Yum! Brands, Inc.	1,600	46,416
		554,506

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Household Durables (0.5%)
American Greetings Corp. Class A	3,200	$37,376
Garmin, Ltd.	1,600	35,920
Lennar Corp. Class A	500	3,870
Snap-on, Inc.	1,200	44,340
Tupperware Brands Corp.	4,000	101,200
Whirlpool Corp.	300	13,995
		236,701
Household Products (1.2%)
Church & Dwight Co., Inc.	3,400	200,906
Clorox Co.	300	18,243
Colgate-Palmolive Co.	400	25,104
Kimberly-Clark Corp.	300	18,387
The Procter & Gamble Co.	6,000	387,240
		649,880
Industrial Conglomerates (0.8%)
3M Co.	800	51,440
General Electric Co.	1,100	21,461
Honeywell International, Inc.	7,100	216,195
KBR, Inc.	1,300	19,292
Reynolds American, Inc.	700	34,272
Textron, Inc.	1,600	28,320
Tyco International, Ltd.	1,000	25,280
Walter Industries, Inc.	200	7,750
		404,010
Insurance (5.1%)
ACE, Ltd.	2,500	143,400
Aflac, Inc.	19,700	872,316
American Financial Group, Inc.	800	18,184
Aon Corp.	800	33,840
Arthur J. Gallagher & Co.	5,100	124,236
Assurant, Inc.	200	5,096
CNA Financial Corp.	500	7,780
Endurance Specialty Holdings, Ltd.	1,200	36,288
Hanover Insurance Group, Inc.	1,000	39,250
Loews Corp.	800	26,568
Marsh & McLennan Companies, Inc.	1,800	52,776
MetLife, Inc.	1,000	33,220
PartnerRe, Ltd.	1,000	67,690
Prudential Financial, Inc.	900	27,000
Reinsurance Group of America, Inc. Class A	1,400	52,276
StanCorp Financial Group, Inc.	1,700	57,936
The Allstate Corp.	16,800	443,352
The Chubb Corp.	500	25,910
The Progressive Corp.	100	1,427
The Travelers Companies, Inc.	4,900	208,495
Torchmark Corp.	3,300	137,841

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Insurance
Transatlantic Holdings, Inc.	2,500	$107,125
Unum Group	8,200	129,150
W.R. Berkley Corp.	300	7,881
		2,659,037
Internet & Catalog Retail (0.0%)
Amazon.com, Inc.*	300	17,172
Priceline.com, Inc.*	100	5,263
		22,435
Internet Software & Services (1.2%)
Digital River, Inc.*	700	17,346
eBay, Inc.*	1,000	15,270
Google, Inc. Class A*	300	107,808
McAfee, Inc.*	300	9,765
Sohu.com, Inc.*	8,700	477,978
Yahoo!, Inc.*	2,100	26,922
		655,089
IT Consulting & Services (0.6%)
Accenture, Ltd. Class A	2,200	72,710
Automatic Data Processing, Inc.	1,600	55,920
Cognizant Technology Solutions Corp. Class A*	3,300	63,360
IHS, Inc. Class A*	800	28,312
Lender Processing Services, Inc.	3,800	87,666
Paychex, Inc.	600	17,124
SAIC, Inc.*	400	7,388
		332,480
Leisure Equipment & Products (0.0%)
Marvel Entertainment, Inc.*	100	3,219
Machinery (2.0%)
AGCO Corp.*	9,500	299,440
Bucyrus International, Inc.	700	16,891
Caterpillar, Inc.	300	11,451
Cummins, Inc.	8,926	230,737
Danaher Corp.	300	17,772
Deere & Co.	300	11,568
Donaldson Co., Inc.	200	7,030
Dover Corp.	5,700	181,089
Eaton Corp.	300	13,380
Gardner Denver, Inc.*	2,000	51,240
Harsco Corp.	4,400	104,148
Illinois Tool Works, Inc.	300	10,017
Ingersoll-Rand Company, Ltd. Class A	207	3,819
Joy Global, Inc.	1,700	49,266
Lincoln Electric Holdings, Inc.	300	12,945
The Manitowoc Co., Inc.	3,000	29,520
The Timken Co.	500	7,940
		1,058,253

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Marine (0.6%)
Kirby Corp.*	8,200	$281,424
Overseas Shipholding Group, Inc.	200	7,516
		288,940
Media (1.8%)
CBS Corp. Class B	1,900	18,449
DIRECTV Group, Inc.*	5,500	120,395
DISH Network Corp. Class A*	4,800	75,552
Interactive Data Corp.	3,700	87,246
John Wiley & Sons, Inc. Class A	1,400	48,692
Lamar Advertising Co. Class A*	800	12,136
Liberty Media Corp. - Capital Series A*	7,700	52,437
Liberty Media Corp. - Entertainment Series A*	3,900	62,790
News Corp. Class A	13,000	138,320
News Corp. Class B	9,800	104,076
Omnicom Group, Inc.	400	11,816
Regal Entertainment Group Class A	5,000	64,200
Sirius XM Radio, Inc.*	30,220	10,214
The Interpublic Group of Companies, Inc.*	1,400	7,266
The Walt Disney Co.	500	12,950
Time Warner, Inc.	900	9,081
Viacom, Inc. Class A*	5,700	122,265
Warner Music Group Corp.	100	414
		958,299
Metals & Mining (1.8%)
AK Steel Holding Corp.	3,300	45,936
Alpha Natural Resources, Inc.*	3,900	139,503
Arch Coal, Inc.	3,600	77,076
Compass Minerals International, Inc.	2,100	115,353
CONSOL Energy, Inc.	400	12,556
Foundation Coal Holdings, Inc.	2,400	49,824
Freeport-McMoRan Copper & Gold, Inc.	470	13,677
Massey Energy Co.	2,100	48,489
Newmont Mining Corp.	3,300	86,922
Nucor Corp.	1,200	48,612
Patriot Coal Corp.*	6,300	99,729
Peabody Energy Corp.	400	13,804
Schnitzer Steel Industries, Inc. Class A	500	13,465
Southern Copper Corp.	2,500	36,400
Stillwater Mining Co.*	200	792
United States Steel Corp.	900	33,192
Worthington Industries, Inc.	7,400	89,318
		924,648
Multi-Utilities (0.4%)
Avista Corp.	2,400	47,664
Duke Energy Corp.	9,000	147,420
Vectren Corp.	400	10,080
		205,164

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Multiline Retail (4.2%)
Big Lots, Inc.*	19,800	$483,714
BJ's Wholesale Club, Inc.*	10,300	362,560
Costco Wholesale Corp.	3,300	188,133
Dollar Tree, Inc.*	6,200	235,724
Family Dollar Stores, Inc.	13,900	374,049
Target Corp.	300	12,036
Wal-Mart Stores, Inc.	9,500	530,195
		2,186,411
Oil & Gas (3.2%)
Cabot Oil & Gas Corp.	300	8,421
Chevron Corp.	4,400	328,240
Cimarex Energy Co.	2,000	80,920
ConocoPhillips	1,000	52,020
El Paso Corp.	1,200	11,640
Enbridge Energy Partners LP	400	15,488
Enbridge, Inc.	600	20,760
Exxon Mobil Corp.	3,700	274,244
Frontier Oil Corp.	400	5,284
Murphy Oil Corp.	4,900	248,136
Noble Energy	100	5,182
Occidental Petroleum Corp.	700	38,878
Petro-Canada	5,600	139,776
Pioneer Natural Resources Co.	200	5,566
Quicksilver Resources, Inc.*	1,400	14,658
Royal Dutch Shell PLC ADR	900	50,229
Stone Energy Corp.*	4,010	121,663
Tesoro Corp.	500	4,835
The Williams Companies, Inc.	600	12,582
Transocean, Inc.*	400	32,932
W&T Offshore, Inc.	10,600	203,202
Whiting Petroleum Corp.*	100	5,199
XTO Energy, Inc.	300	10,785
		1,690,640
Personal Products (0.4%)
Alberto-Culver Co.	3,100	79,763
Avon Products, Inc.	1,000	24,830
Sally Beauty Holdings, Inc.*	400	2,032
The Estee Lauder Companies Inc. Class A	2,800	100,912
		207,537
Pharmaceuticals (5.9%)
Abbott Laboratories	2,700	148,905
Allergan, Inc.	300	11,901
Bristol-Myers Squibb Co.	13,100	269,205
Eli Lilly & Co.	13,600	459,952
Endo Pharmaceuticals Holdings, Inc.*	8,900	164,650
Forest Laboratories, Inc.*	2,200	51,106

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Pharmaceuticals
Johnson & Johnson	1,300	$79,742
Medco Health Solutions, Inc.*	962	36,508
Medicis Pharmaceutical Corp. Class A	2,700	38,529
Merck & Co., Inc.	7,400	229,030
Mylan, Inc.*	600	5,142
Perrigo Co.	1,700	57,800
Pfizer, Inc.	55,200	977,592
Valeant Pharmaceuticals International*§	8,900	167,053
Warner Chilcott, Ltd. Class A*	1,000	13,870
Watson Pharmaceuticals, Inc.*	14,900	389,933
		3,100,918
Real Estate (0.1%)
CB Richard Ellis Group, Inc. Class A*	1,000	7,010
Jones Lang LaSalle, Inc.	800	26,336
The St. Joe Co.*	1,000	30,920
		64,266
Road & Rail (0.4%)
Burlington Northern Santa Fe Corp.	300	26,718
Union Pacific Corp.	300	20,031
Werner Enterprises, Inc.	9,500	186,390
		233,139
Semiconductor Equipment & Products (5.6%)
Advanced Micro Devices, Inc.*	300	1,050
Analog Devices, Inc.	19,900	425,064
Applied Materials, Inc.	3,700	47,767
Atmel Corp.*	1,000	4,150
Broadcom Corp. Class A*	2,900	49,532
Cree, Inc.*	200	3,926
First Solar, Inc.*	200	28,740
Integrated Device Technology, Inc.*	9,200	58,512
Intel Corp.	74,000	1,184,000
Lam Research Corp.*	900	20,124
Marvell Technology Group, Ltd.*	5,200	36,192
MEMC Electronic Materials, Inc.*	2,200	40,436
Microchip Technology, Inc.	700	17,241
Micron Technology, Inc.*	1,000	4,710
National Semiconductor Corp.	900	11,853
QLogic Corp.*	63,400	762,068
Silicon Laboratories, Inc.*	4,100	106,436
Skyworks Solutions, Inc.*	400	2,852
STMicroelectronics NV NY Shares§	2,600	21,476
Teradyne, Inc.*	1,000	5,100
Texas Instruments, Inc.	4,500	88,020
		2,919,249

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Software (5.8%)
Activision Blizzard, Inc.*	4,400	$54,824
Adobe Systems, Inc.*	2,200	58,608
Autodesk, Inc.*	7,100	151,301
BMC Software, Inc.*	20,000	516,400
Cerner Corp.*	900	33,507
Compuware Corp.*	2,000	12,760
Electronic Arts, Inc.*	400	9,112
Gartner, Inc.*	1,300	23,920
Microsoft Corp.	93,400	2,085,622
Novell, Inc.*	1,000	4,660
Oracle Corp.*	2,600	47,554
Red Hat, Inc.*	900	11,979
Salesforce.com, Inc.*	1,200	37,152
VMware, Inc. Class A*	300	9,300
		3,056,699
Specialty Retail (7.7%)
Aaron Rents, Inc.	4,900	121,471
Abercrombie & Fitch Co. Class A	400	11,584
Advance Auto Parts, Inc.	6,600	205,920
Aeropostale, Inc.*	4,200	101,682
AnnTaylor Stores Corp.*	700	8,799
AutoZone, Inc.*	300	38,187
Bare Escentuals, Inc.*	400	1,672
Best Buy Co., Inc.	1,900	50,939
Circuit City Stores, Inc.	300	78
Foot Locker, Inc.	4,000	58,480
GameStop Corp. Class A*	7,900	216,381
J. Crew Group, Inc.*	100	2,025
Limited Brands, Inc.	2,700	32,346
Lowe's Companies, Inc.	300	6,510
O'Reilly Automotive, Inc.*	100	2,711
RadioShack Corp.	47,600	602,616
Ross Stores, Inc.	24,700	807,443
Staples, Inc.	1,600	31,088
The Gap, Inc.	110,200	1,425,988
The Home Depot, Inc.	600	14,154
The TJX Companies, Inc.	6,400	171,264
Tiffany & Co.	500	13,725
Urban Outfitters, Inc.*	5,400	117,396
Williams-Sonoma, Inc.	200	1,656
		4,044,115
Textiles & Apparel (0.4%)
Coach, Inc.*	1,800	37,080
Guess?, Inc.	100	2,177
NIKE, Inc. Class B	600	34,578
Phillips-Van Heusen Corp.	6,200	151,962
		225,797

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Tobacco (4.0%)
Altria Group, Inc.	66,600	$1,278,054
Lorillard, Inc.	800	52,688
Philip Morris International, Inc.	16,100	699,867
UST, Inc.	1,000	67,590
		2,098,199
Trading Companies & Distributors (0.2%)
Fastenal Co.	100	4,026
MSC Industrial Direct Co., Inc. Class A	3,300	118,338
		122,364
TOTAL COMMON STOCKS (Cost $66,376,783)		52,241,824
SHORT-TERM INVESTMENT (0.4%)
State Street Navigator Prime Portfolio§§ (Cost $209,014)	209,014	209,014
TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $66,585,797)		52,450,838
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(95,757)
NET ASSETS (100.0%)		$52,355,081

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments
October 31, 2008

	Number of Shares	Value
COMMON STOCKS (99.9%)
Aerospace & Defense (0.2%)
Alliant Techsystems, Inc.*	2,000	$165,080
BE Aerospace, Inc.*	2,800	36,036
		201,116
Airlines (0.7%)
AirTran Holdings, Inc.*	14,200	58,078
Alaska Air Group, Inc.*	16,100	397,670
Continental Airlines, Inc. Class B*	200	3,784
JetBlue Airways Corp.*	22,500	124,875
		584,407
Auto Components (1.3%)
ArvinMeritor, Inc.	5,476	32,418
BorgWarner, Inc.	30,000	674,100
Federal Signal Corp.	6,100	51,911
Lear Corp.*	5,700	11,457
Modine Manufacturing Co.	4,200	31,080
WABCO Holdings, Inc.	5,300	97,361
Wabtec Corp.	7,600	302,176
		1,200,503
Automobiles (0.1%)
Avis Budget Group, Inc.*	15,000	24,600
Thor Industries, Inc.	2,600	46,540
		71,140
Banks (4.7%)
Associated Banc-Corp.	3,110	68,607
Astoria Financial Corp.	26,601	505,951
Bank of Hawaii Corp.	13,000	659,230
Cathay General Bancorp	6,300	154,224
Commerce Bancshares, Inc.	1,900	89,832
Cullen/Frost Bankers, Inc.	4,816	269,551
First Niagara Financial Group, Inc.	1,727	27,235
FirstMerit Corp.	2,567	59,862
Hudson City Bancorp, Inc.	16,000	300,960
KeyCorp	2,100	25,683
New York Community Bancorp, Inc.	10,300	161,298
Old National Bancorp	500	9,470
PacWest Bancorp	5,600	139,944
Sovereign Bancorp, Inc.*	2,500	7,250
SunTrust Banks, Inc.	900	36,126
SVB Financial Group*	8,800	452,760
Synovus Financial Corp.	43,100	445,223
TCF Financial Corp.	5,200	92,248
The Colonial BancGroup, Inc.	28,400	115,304
Valley National Bancorp	900	17,100
Washington Federal, Inc.	2,727	48,050

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Banks
Webster Financial Corp.	11,700	$216,918
Westamerica BanCorporation	3,500	200,375
Wilmington Trust Corp.	3,944	113,824
		4,217,025
Beverages (1.0%)
Anheuser-Busch Companies, Inc.	2,700	167,481
Hansen Natural Corp.*	7,700	194,964
PepsiAmericas, Inc.	26,994	510,996
		873,441
Biotechnology (3.6%)
Applied Biosystems, Inc.	5,700	175,731
Cephalon, Inc.*	6,400	459,008
Charles River Laboratories International, Inc.*	6,300	225,729
IDEXX Laboratories, Inc.*	200	7,038
Invitrogen Corp.*	57,164	1,645,752
Myriad Genetics, Inc.*	8,200	517,338
PDL BioPharma, Inc.	1,300	12,675
Vertex Pharmaceuticals, Inc.*	6,900	180,849
		3,224,120
Building Products (0.5%)
Crane Co.	24,800	405,976
Chemicals (3.5%)
Airgas, Inc.	13,200	506,352
CF Industries Holdings, Inc.	700	44,933
Chemtura Corp.	29,700	51,381
Cytec Industries, Inc.	3,749	106,172
Ferro Corp.	24,300	376,164
FMC Corp.	29,300	1,275,722
Lubrizol Corp.	3,400	127,772
Minerals Technologies, Inc.	3,400	192,984
Olin Corp.	24,600	446,736
OM Group, Inc.*	400	8,536
The Valspar Corp.	600	12,270
		3,149,022
Commercial Services & Supplies (3.2%)
Alliance Data Systems Corp.*	6,400	321,024
Con-way, Inc.	4,900	166,796
Darling International, Inc.*	3,600	27,144
DeVry, Inc.	2,800	158,732
DST Systems, Inc.*	600	24,348
Dun & Bradstreet Corp.	200	14,738
Global Payments, Inc.	3,400	137,734
H&R Block, Inc.	3,500	69,020
Herman Miller, Inc.	11,400	250,800
ITT Educational Services, Inc.*	1,500	131,475

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies
Korn/Ferry International*	11,600	$161,124
Manpower, Inc.	3,800	118,294
Republic Services, Inc.	5,700	135,090
Rollins, Inc.	3,500	61,495
Sotheby's	7,800	72,618
Stericycle, Inc.*	2,400	140,232
Strayer Education, Inc.	900	203,643
The Brink's Co.	8,800	426,712
The Corporate Executive Board Co.	5,110	152,431
Valassis Communications, Inc.*	6,358	28,230
Waste Management, Inc.	1,500	46,845
		2,848,525
Communications Equipment (0.7%)
3Com Corp.*	46,700	127,491
ADC Telecommunications, Inc.*	12,400	78,616
CommScope, Inc.*	774	11,385
Foundry Networks, Inc.*	13,200	196,020
Plantronics, Inc.	13,400	193,496
Unity Wireless Corp.*	712,201	271
		607,279
Computers & Peripherals (3.1%)
NCR Corp.*	26,300	480,764
Palm, Inc.*	13,300	53,067
Western Digital Corp.*	137,300	2,265,450
		2,799,281
Construction & Engineering (0.2%)
Dycom Industries, Inc.*	10,100	89,688
Quanta Services, Inc.*	357	7,054
The Shaw Group, Inc.*	2,900	51,881
URS Corp.*	400	11,756
		160,379
Construction Materials (0.0%)
Martin Marietta Materials, Inc.	300	23,514
Containers & Packaging (1.4%)
Greif, Inc. Class A	3,600	146,088
Packaging Corp. of America	40,600	683,298
Sonoco Products Co.	13,200	332,376
Temple-Inland, Inc.	11,600	68,788
		1,230,550
Distributor (0.1%)
CarMax, Inc.*	4,200	44,604

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Diversified Financials (3.6%)
AmeriCredit Corp.*	13,800	$80,868
Ameriprise Financial, Inc.	1,800	38,880
Apollo Investment Corp.	17,400	229,332
BlackRock, Inc.	300	39,402
Broadridge Financial Solutions, Inc.	55,300	669,130
Eaton Vance Corp.	6,600	145,200
Federated Investors, Inc. Class B	6,100	147,620
Franklin Resources, Inc.	700	47,600
IndyMac Bancorp, Inc.§	100	6
Investment Technology Group, Inc.*	2,000	40,820
Janus Capital Group, Inc.	5,500	64,570
Jefferies Group, Inc.	14,900	235,867
Raymond James Financial, Inc.	14,574	339,428
SEI Investments Co.	1,700	30,056
TD Ameritrade Holding Corp.*	600	7,974
Waddell & Reed Financial, Inc. Class A	74,990	1,088,855
		3,205,608
Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.*	29,300	70,027
NeuStar, Inc. Class A*	700	13,790
		83,817
Electric Utilities (1.4%)
Alliant Energy Corp.	12,800	376,064
Black Hills Corp.	5,200	131,300
DPL, Inc.	6,100	139,141
Great Plains Energy, Inc.	730	14,191
Hawaiian Electric Industries, Inc.	1,500	39,930
Mirant Corp.*	600	10,512
Northeast Utilities	4,700	106,032
NRG Energy, Inc.*	1,600	37,200
NSTAR	1,634	54,004
OGE Energy Corp.	1,100	30,030
Puget Energy, Inc.	13,102	306,980
		1,245,384
Electronic Equipment & Instruments (1.8%)
AMETEK, Inc.	2,856	94,962
Arrow Electronics, Inc.*	400	6,980
Avnet, Inc.*	10,700	179,118
Benchmark Electronics, Inc.*	4,700	56,353
Diebold, Inc.	300	8,916
Energizer Holdings, Inc.*	100	4,886
FLIR Systems, Inc.*	8,400	269,640
Ingram Micro, Inc. Class A*	9,400	125,302
Intersil Corp. Class A	9,300	127,317
KEMET Corp.*	10,700	6,313
Roper Industries, Inc.	2,900	131,515

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Electronic Equipment & Instruments
Thomas & Betts Corp.*	2,312	$54,910
Trimble Navigation, Ltd.*	200	4,114
Varian, Inc.*	14,500	534,325
		1,604,651
Energy Equipment & Services (3.0%)
FMC Technologies, Inc.*	14,100	493,359
Helmerich & Payne, Inc.	9,100	312,221
Patterson-UTI Energy, Inc.	22,100	293,267
Pride International, Inc.*	4,400	82,676
Superior Energy Services, Inc.*	2,900	61,828
Tidewater, Inc.	32,400	1,412,964
		2,656,315
Food & Drug Retailing (2.2%)
Terra Industries, Inc.	90,100	1,981,299
Food Products (3.2%)
Corn Products International, Inc.	53,100	1,291,392
Herbalife, Ltd.	10,500	256,515
Hormel Foods Corp.	1,400	39,564
Ralcorp Holdings, Inc.*	12,300	832,464
Sensient Technologies Corp.	8,000	201,840
The J.M. Smucker Co.	4,100	182,696
Tootsie Roll Industries, Inc.	3,300	82,071
		2,886,542
Gas Utilities (0.8%)
Energen Corp.	6,200	208,134
Kinder Morgan Management LLC*	1,500	74,925
MDU Resources Group, Inc.	6,500	118,365
National Fuel Gas Co.	4,400	159,236
ONEOK, Inc.	1,600	51,040
Piedmont Natural Gas Co., Inc.	200	6,584
UGI Corp.	4,300	102,641
WGL Holdings, Inc.	100	3,219
		724,144
Healthcare Equipment & Supplies (1.6%)
Beckman Coulter, Inc.	500	24,960
Boston Scientific Corp.*	1,900	17,157
DENTSPLY International, Inc.	16,400	498,232
Edwards Lifesciences Corp.*	300	15,852
Hill-Rom Holdings, Inc.	7,200	163,872
Hologic, Inc.*	2,500	30,600
Kinetic Concepts, Inc.*	7,900	191,259
STERIS Corp.	13,784	469,207
		1,411,139

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Healthcare Providers & Services (3.3%)
CIGNA Corp.	2,100	$34,230
Community Health Systems, Inc.*	8,000	164,000
Covance, Inc.*	2,100	105,000
Express Scripts, Inc.*	600	36,366
Health Management Associates, Inc. Class A*	30,300	63,630
Health Net, Inc.*	25	322
Henry Schein, Inc.*	4,600	215,326
Humana, Inc.*	1,600	47,344
Kindred Healthcare, Inc.*	25,100	363,699
LifePoint Hospitals, Inc.*	11,000	263,670
Lincare Holdings, Inc.*	4,100	108,035
Omnicare, Inc.	2,500	68,925
Pharmaceutical Product Development, Inc.	5,700	176,586
Universal Health Services, Inc. Class B	13,500	567,540
WellCare Health Plans, Inc.*	31,700	766,189
		2,980,862
Hotels, Restaurants & Leisure (0.5%)
Boyd Gaming Corp.	12,500	85,000
Chipotle Mexican Grill, Inc. Class A*§	4,200	213,150
Las Vegas Sands Corp.*§	300	4,257
LIFE TIME FITNESS, Inc.*	4,100	78,064
Scientific Games Corp. Class A*	1,600	28,800
		409,271
Household Durables (1.7%)
American Greetings Corp. Class A	9,600	112,128
Blyth, Inc.	93	800
Furniture Brands International, Inc.	25,500	145,095
Harman International Industries, Inc.	6,700	123,079
HNI Corp.	6,400	117,248
Hovnanian Enterprises, Inc. Class A*	4,600	19,734
KB HOME	2,900	48,401
Lennar Corp. Class A	6,500	50,310
Mohawk Industries, Inc.*	400	19,352
NVR, Inc.*	700	343,147
The Ryland Group, Inc.	1,036	19,466
Toll Brothers, Inc.*	400	9,248
Tupperware Brands Corp.	18,900	478,170
		1,486,178
Household Products (0.4%)
Church & Dwight Co., Inc.	2,600	153,634
The Procter & Gamble Co.	3,300	212,982
		366,616
Industrial Conglomerates (0.3%)
Carlisle Companies, Inc.	3,200	74,400
KBR, Inc.	2,200	32,648

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Industrial Conglomerates
Teleflex, Inc.	2,400	$127,176
Textron, Inc.	400	7,080
Walter Industries, Inc.	100	3,875
		245,179
Insurance (6.1%)
ACE, Ltd.	1,300	74,568
Ambac Financial Group, Inc.	9,000	24,120
American Financial Group, Inc.	52,250	1,187,642
Aon Corp.	900	38,070
Arthur J. Gallagher & Co.	14,752	359,359
Assurant, Inc.	1,800	45,864
CNA Financial Corp.	2,200	34,232
Conseco, Inc.*	7,500	13,950
Endurance Specialty Holdings, Ltd.	1,800	54,432
Everest Re Group, Ltd.	3,100	231,570
Fidelity National Financial, Inc. Class A	5,300	47,753
First American Corp.	2,900	59,189
Hanover Insurance Group, Inc.	21,449	841,873
HCC Insurance Holdings, Inc.	28,700	633,122
Horace Mann Educators Corp.	10,100	80,396
Mercury General Corp.	1,400	71,918
Old Republic International Corp.	1,400	12,894
Protective Life Corp.	1,200	10,020
Radian Group, Inc.	2,700	9,720
Reinsurance Group of America, Inc. Class A	2,100	78,414
RenaissanceRe Holdings, Ltd.	500	22,950
StanCorp Financial Group, Inc.	9,886	336,915
The Chubb Corp.	1,100	57,002
The PMI Group, Inc.	10,800	26,892
The Progressive Corp.	1,500	21,405
The Travelers Companies, Inc.	1,500	63,825
Transatlantic Holdings, Inc.	600	25,710
Unitrin, Inc.	3,664	76,944
Unum Group	1,800	28,350
W.R. Berkley Corp.	34,150	897,121
XL Capital, Ltd. Class A	1,000	9,700
		5,475,920
Internet & Catalog Retail (0.0%)
Coldwater Creek, Inc.*	5,100	18,309
Internet Software & Services (1.2%)
Digital River, Inc.*	9,400	232,932
McAfee, Inc.*	2,300	74,865
Sohu.com, Inc.*	14,300	785,642
		1,093,439

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
IT Consulting & Services (0.5%)
Acxiom Corp.	9,900	$77,814
Lender Processing Services, Inc.	14,000	322,980
		400,794
Leisure Equipment & Products (0.3%)
Brunswick Corp.	2,000	6,940
Callaway Golf Co.	8,900	93,094
Marvel Entertainment, Inc.*	6,100	196,359
		296,393
Machinery (4.4%)
AGCO Corp.*	29,200	920,384
Donaldson Co., Inc.	1,400	49,210
Harsco Corp.	7,200	170,424
John Bean Technologies Corp.	933	7,819
Joy Global, Inc.	19,500	565,110
Kennametal, Inc.	4,300	91,246
Lincoln Electric Holdings, Inc.	5,000	215,750
Nordson Corp.	5,000	184,650
Reliance Steel & Aluminum Co.	53,200	1,332,128
SPX Corp.	1,400	54,236
The Timken Co.	16,000	254,080
Trinity Industries, Inc.	3,200	54,016
		3,899,053
Marine (0.7%)
Overseas Shipholding Group, Inc.	15,854	595,793
Media (3.4%)
Belo Corp. Class A	8,800	18,744
Entercom Communications Corp. Class A	1,000	670
Interactive Data Corp.	10,800	254,664
Lamar Advertising Co. Class A*	5,400	81,918
Lee Enterprises, Inc.§	3,000	7,500
Media General, Inc.	2,300	17,549
Netflix, Inc.*	98,300	2,433,908
Scholastic Corp.	10,900	202,413
		3,017,366
Metals & Mining (1.5%)
Alpha Natural Resources, Inc.*	7,000	250,390
Arch Coal, Inc.	16,400	351,124
Carpenter Technology Corp.	4,295	77,740
Cliffs Natural Resources, Inc.	2,978	80,376
Patriot Coal Corp.*	16,000	253,280
Steel Dynamics, Inc.	5,000	59,600
Worthington Industries, Inc.	24,446	295,063
		1,367,573

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Multi-Utilities (0.1%)
Vectren Corp.	3,891	$98,053
Westar Energy, Inc.	227	4,424
		102,477
Multiline Retail (3.7%)
99 Cents Only Stores*	15,300	186,660
BJ's Wholesale Club, Inc.*	73,800	2,597,760
Dollar Tree, Inc.*	11,600	441,032
Saks, Inc.*	18,000	108,000
		3,333,452
Oil & Gas (2.2%)
Bill Barrett Corp.*	3,500	71,400
Cimarex Energy Co.	13,600	550,256
Continental Resources, Inc.*	2,500	80,975
Denbury Resources, Inc.*	27,800	353,338
Encore Acquisition Co.*	5,000	155,750
Enterprise Products Partners LP	1,200	29,280
Equitable Resources, Inc.	1,400	48,594
Forest Oil Corp.*	400	11,684
Frontier Oil Corp.	3,204	42,325
Newfield Exploration Co.*	4,000	91,920
Plains Exploration & Production Co.*	1,961	55,300
Quicksilver Resources, Inc.*	4,875	51,041
W&T Offshore, Inc.	21,500	412,155
		1,954,018
Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.	9,500	45,600
Potlatch Corp.	3,600	119,556
Rayonier, Inc.	6,900	228,252
		393,408
Personal Products (0.7%)
Alberto-Culver Co.	16,000	411,680
Elizabeth Arden, Inc.*	2,500	43,225
NBTY, Inc.*	6,800	158,916
		613,821
Pharmaceuticals (3.5%)
Endo Pharmaceuticals Holdings, Inc.*	43,500	804,750
King Pharmaceuticals, Inc.*	35,900	315,561
Medicis Pharmaceutical Corp. Class A	39,700	566,519
Perrigo Co.	11,400	387,600
Sepracor, Inc.*	12,900	171,828
Valeant Pharmaceuticals International*§	44,300	831,511
Watson Pharmaceuticals, Inc.*	2,200	57,574
		3,135,343

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Real Estate (5.0%)
Alexandria Real Estate Equities, Inc.	3,000	$208,560
AMB Property Corp.	8,900	213,867
Apartment Investment & Management Co. Class A	98	1,434
BRE Properties, Inc.	4,700	163,607
Camden Property Trust	4,800	161,808
Cousins Properties, Inc.	4,500	65,160
Duke Realty Corp.	13,400	189,074
Equity One, Inc.	4,300	75,121
Essex Property Trust, Inc.	2,300	223,790
Federal Realty Investment Trust	5,500	336,985
Health Care REIT, Inc.	9,300	413,943
Highwoods Properties, Inc.	7,200	178,704
Hospitality Properties Trust	12,300	124,845
Jones Lang LaSalle, Inc.	3,300	108,636
Liberty Property Trust	8,900	212,265
Mack-Cali Realty Corp.	14,200	322,624
Nationwide Health Properties, Inc.	8,900	265,576
Realty Income Corp.	12,900	298,248
Regency Centers Corp.	6,500	256,490
The Macerich Co.	7,100	208,882
UDR, Inc.	12,800	252,928
Weingarten Realty Investors	7,000	143,150
		4,425,697
Road & Rail (1.7%)
GATX Corp.	6,800	194,140
J.B. Hunt Transport Services, Inc.	6,000	170,580
Kansas City Southern*	5,900	182,133
Werner Enterprises, Inc.	47,200	926,064
YRC Worldwide, Inc.*	7,200	32,976
		1,505,893
Semiconductor Equipment & Products (2.9%)
Atmel Corp.*	56,800	235,720
Cree, Inc.*	12,100	237,523
Cypress Semiconductor Corp.*	3,800	19,038
Fairchild Semiconductor International, Inc.*	13,000	73,840
Integrated Device Technology, Inc.*	19,700	125,292
International Rectifier Corp.*	7,800	120,432
Lam Research Corp.*	8,100	181,116
MPS Group, Inc.*	13,000	101,270
ON Semiconductor Corp.*	18,300	93,513
QLogic Corp.*	74,800	899,096
RF Micro Devices, Inc.*	34,500	68,655
Semtech Corp.*	2,033	24,640
Silicon Laboratories, Inc.*	15,300	397,188
SunPower Corp. Class B*	1,042	30,854
		2,608,177

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Software (1.9%)
ACI Worldwide, Inc.*	2,600	$35,620
Activision Blizzard, Inc.*	600	7,476
Advent Software, Inc.*	5,400	101,196
Cadence Design Systems, Inc.*	33,100	134,717
Macrovision Solutions Corp.*	9,800	108,584
Metavante Technologies, Inc.*	8,000	134,160
National Instruments Corp.	3,500	88,900
Parametric Technology Corp.*	6,100	79,239
Sybase, Inc.*	21,700	577,871
Synopsys, Inc.*	20,000	365,600
Wind River Systems, Inc.*	8,900	77,786
		1,711,149
Specialty Retail (9.7%)
Advance Auto Parts, Inc.	17,100	533,520
Aeropostale, Inc.*	118,350	2,865,253
American Eagle Outfitters, Inc.	15,100	167,912
AnnTaylor Stores Corp.*	15,200	191,064
Barnes & Noble, Inc.	6,000	113,280
Borders Group, Inc.	7,100	24,069
Charming Shoppes, Inc.*	14,500	15,950
Chico's FAS, Inc.*	20,300	69,020
Foot Locker, Inc.	74,400	1,087,728
Hanesbrands, Inc.*	8,000	139,760
O'Reilly Automotive, Inc.*	1,000	27,110
Pacific Sunwear of California, Inc.*	7,100	24,282
RadioShack Corp.	61,200	774,792
Regis Corp.	4,600	56,902
Rent-A-Center, Inc.*	27,600	402,960
Ross Stores, Inc.	53,200	1,739,108
The Buckle, Inc.	2,700	71,118
United Rentals, Inc.*	10,500	107,625
Urban Outfitters, Inc.*	4,600	100,004
Williams-Sonoma, Inc.	11,177	92,546
		8,604,003
Textiles & Apparel (1.0%)
Guess?, Inc.	600	13,062
Phillips-Van Heusen Corp.	19,100	468,141
Under Armour, Inc. Class A*§	3,100	80,600
Warnaco Group, Inc.*	10,300	307,043
		868,846
Tobacco (0.2%)
Universal Corp.	3,400	134,606
Trading Companies & Distributors (0.2%)
Fastenal Co.	3,800	152,988

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Water Utilities (0.0%)
Aqua America, Inc.	300	$5,400
Wireless Telecommunication Services (0.4%)
Telephone & Data Systems, Inc.	13,300	357,105
TOTAL COMMON STOCKS (Cost $120,886,970)		88,998,910
WARRANTS (0.0%)
Wireless Telecommunication Services (0.0%)
Unity Wireless Corp., strike price $0.20, expires 08/17/09*^	79,133	0
Unity Wireless Corp., strike price $0.22, expires 08/17/09*^	79,134	0
Unity Wireless Corp., strike price $0.27, expires 08/17/09*^	79,133	0
Unity Wireless Corp., strike price $0.30, expires 08/17/09*^	79,134	0
TOTAL WARRANTS (Cost $0)		0
SHORT-TERM INVESTMENTS (1.7%)
State Street Navigator Prime Portfolio§§	1,038,003	1,038,003
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 11/03/08	$444	444,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,482,003)		1,482,003
TOTAL INVESTMENTS AT VALUE (101.6%) (Cost $122,368,973)		90,480,913
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.6%)		(1,431,920)
NET ASSETS (100.0%)		$89,048,993

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities
October 31, 2008

	Large Cap Growth Fund	Mid-Cap Core Fund
Assets
Investments at value, including collateral for securities on loan of $209,014 and $1,038,003 (Cost $66,585,797 and 122,368,973 respectively) (Note 2)	$52,450,838[1]	$90,480,913[2]
Cash	—	865
Receivable for investments sold	2,874,808	2,975,768
Dividend and interest receivable	45,161	98,082
Receivable for fund shares sold	15,998	17,167
Prepaid expenses and other assets	57,448	79,658
Total Assets	55,444,253	93,652,453
Liabilities
Advisory fee payable (Note 3)	22,636	53,477
Administrative services fee payable (Note 3)	19,172	30,069
Shareholder servicing/Distribution fee payable (Note 3)	19,669	27,776
Payable for investments purchased	2,621,666	3,086,177
Payable upon return of securities loaned (Note 2)	209,014	1,038,003
Payable for fund shares redeemed	6,321	243,699
Due to custodian	81,292	—
Trustees'/Directors' fee payable	6,286	6,286
Other accrued expenses payable	103,116	117,973
Total Liabilities	3,089,172	4,603,460
Net Assets
Capital stock, $.001 par value (Note 6)	4,169	3,587
Paid-in capital (Note 6)	363,005,515	235,105,240
Undistributed net investment income	217,157	283,559
Accumulated net realized loss on investments, foreign currency transactions and futures contracts	(296,736,801)	(114,455,333)
Net unrealized depreciation from investments	(14,134,959)	(31,888,060)
Net Assets	$52,355,081	$89,048,993
Common Shares
Net assets	$50,313,738	$83,759,811
Shares outstanding	3,998,869	3,356,976
Net asset value, offering price and redemption price per share	$12.58	$24.95
Advisor Shares
Net assets	$988,414	$4,844,425
Shares outstanding	83,360	212,126
Net asset value, offering price and redemption price per share	$11.86	$22.84

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities (continued)
October 31, 2008

	Large Cap Growth Fund	Mid-Cap Core Fund
A Shares
Net assets	$605,985	$399,440
Shares outstanding	48,956	16,315
Net asset value and redemption price per share	$12.38	$24.48
Maximum offering price per share (net asset value/(1-5.75%))	$13.14	$25.97
B Shares
Net assets	$244,061	$44,504
Shares outstanding	20,770	1,883
Net asset value and offering price per share	$11.75	$23.63
C Shares
Net assets	$202,883	$813
Shares outstanding	17,265	34
Net asset value and offering price per share	$11.75	$23.67

1  Including $203,727 of securities on loan.

2  Including $1,011,423 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Operations
For the Year Ended October 31, 2008

	Large Cap Growth Fund	Mid-Cap Core Fund
Investment Income (Note 2)
Dividends	$1,178,874	$1,918,439
Interest	10,276	8,233
Securities lending	94,893	330,615
Total investment income	1,284,043	2,257,287
Expenses
Investment advisory fees (Note 3)	419,828	1,005,632
Administrative services fees (Note 3)	125,661	210,603
Shareholder servicing/Distribution fee (Note 3)
Advisor Class	10,296	41,174
Class A	2,529	1,004
Class B	3,314	882
Class C	3,154	12
Transfer agent fees (Note 3)	231,159	397,329
Registration fees	72,587	74,803
Printing fees (Note 3)	58,747	49,848
Custodian fees	39,588	64,247
Legal fees	38,322	21,952
Audit and tax fees	26,350	31,788
Trustees'/Directors' fee	13,256	13,256
Insurance expense	2,531	4,398
Interest expense (Note 4)	1,605	2,385
Commitment fees (Note 4)	1,445	1,974
Miscellaneous expense	10,669	'22,878
Total expenses	1,061,041	1,944,165
Net investment income	223,002	313,122
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(7,438,899)	(8,579,946)
Net realized gain from foreign currency transactions	8	—
Net change in unrealized appreciation (depreciation) from investments	(28,808,883)	(47,759,376)
Net realized and unrealized loss from investments and foreign currency related items	(36,247,774)	(56,339,322)
Net decrease in net assets resulting from operations	$(36,024,772)	$(56,026,200)

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Changes in Net Assets

	Large Cap Growth Fund		Mid-Cap Core Fund
	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
From Operations
Net investment income (loss)	$223,002	$17,853	$313,122	$(439,718)
Net realized gain (loss) from investments, foreign currency transactions and futures contracts	(7,438,891)	31,559,847	(8,579,946)	48,496,910
Net change in unrealized appreciation (depreciation) from investments	(28,808,883)	(12,753,759)	(47,759,376)	(14,192,329)
Net increase (decrease) in net assets resulting from operations	(36,024,772)	18,823,941	(56,026,200)	33,864,863
From Dividends
Dividends from net investment income Common Class shares	(12,298)	—	—	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	3,339,078	5,906,280	8,104,375	11,062,292
Reinvestment of dividends	11,938	—	—	—
Net asset value of shares redeemed	(25,841,004)	(100,866,811)	(47,718,163)	(105,922,658)
Net decrease in net assets from capital share transactions	(22,489,988)	(94,960,531)	(39,613,788)	(94,860,366)
Net decrease in net assets	(58,527,058)	(76,136,590)	(95,639,988)	(60,995,503)
Net Assets
Beginning of year	110,882,139	187,018,729	184,688,981	245,684,484
End of year	$52,355,081	$110,882,139	$89,048,993	$184,688,981
Undistributed net investment income	$217,157	$12,277	$283,559	$—

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$20.32	$17.40	$16.49	$15.26	$14.75
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.05	0.01	(0.04)	0.01	(0.09)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(7.79)	2.91	0.97	1.22	0.60
Total from investment operations	(7.74)	2.92	0.93	1.23	0.51
LESS DIVIDENDS
Dividends from net investment income	(0.00)[3]	—	(0.02)	—	—
Total dividends	—	—	(0.02)	—	—
Net asset value, end of year	$12.58	$20.32	$17.40	$16.49	$15.26
Total return[2]	(38.08)%	16.78%	5.62%	8.06%	3.46%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$50,314	$105,404	$181,077	$291,148	$433,681
Ratio of expenses to average net assets	1.24%	1.10%	1.20%	1.17%	1.16%
Ratio of net investment income (loss) to average net assets	0.29%	0.04%	(0.24)%	0.09%	(0.57)%
Portfolio turnover rate	171%	161%	94%	97%	70%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

3  This amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$19.24	$16.56	$15.76	$14.65	$14.24
INVESTMENT OPERATIONS
Net investment loss[1]	(0.03)	(0.08)	(0.12)	(0.04)	(0.16)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(7.35)	2.76	0.92	1.15	0.57
Total from investment operations	(7.38)	2.68	0.80	1.11	0.41
Net asset value, end of year	$11.86	$19.24	$16.56	$15.76	$14.65
Total return[2]	(38.36)%	16.18%	5.08%	7.58%	2.88%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$988	$3,541	$3,729	$5,334	$14,723
Ratio of expenses to average net assets	1.71%	1.60%	1.70%	1.67%	1.66%
Ratio of net investment loss to average net assets	(0.19)%	(0.46)%	(0.74)%	(0.41)%	(1.07)%
Portfolio turnover rate	171%	161%	94%	97%	70%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$20.03	$17.20	$16.33	$15.14	$14.68
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.01	(0.04)	(0.08)	(0.00)[2]	(0.12)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(7.66)	2.87	0.95	1.19	0.58
Total from investment operations	(7.65)	2.83	0.87	1.19	0.46
Net asset value, end of year	$12.38	$20.03	$17.20	$16.33	$15.14
Total return[3]	(38.19)%	16.45%	5.33%	7.86%	3.13%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$606	$1,285	$1,329	$1,585	$2,490
Ratio of expenses to average net assets	1.50%	1.35%	1.45%	1.42%	1.41%
Ratio of net investment income (loss) to average net assets	0.05%	(0.21)%	(0.49)%	(0.16)%	(0.82)%
Portfolio turnover rate	171%	161%	94%	97%	70%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$19.16	$16.58	$15.85	$14.82	$14.47
INVESTMENT OPERATIONS
Net investment loss[1]	(0.12)	(0.17)	(0.20)	(0.16)	(0.23)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(7.29)	2.75	0.93	1.19	0.58
Total from investment operations	(7.41)	2.58	0.73	1.03	0.35
Net asset value, end of year	$11.75	$19.16	$16.58	$15.85	$14.82
Total return[2]	(38.67)%	15.56%	4.61%	6.95%	2.42%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$244	$285	$498	$625	$543
Ratio of expenses to average net assets	2.28%	2.10%	2.20%	2.17%	2.16%
Ratio of net investment loss to average net assets	(0.73)%	(0.97)%	(1.24)%	(0.91)%	(1.57)%
Portfolio turnover rate	171%	161%	94%	97%	70%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$19.16	$16.58	$15.85	$14.81	$14.47
INVESTMENT OPERATIONS
Net investment loss[1]	(0.12)	(0.17)	(0.20)	(0.14)	(0.23)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(7.29)	2.75	0.93	1.18	0.57
Total from investment operations	(7.41)	2.58	0.73	1.04	0.34
Net asset value, end of year	$11.75	$19.16	$16.58	$15.85	$14.81
Total return[2]	(38.67)%	15.56%	4.61%	7.02%	2.35%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$203	$367	$385	$471	$849
Ratio of expenses to average net assets	2.26%	2.10%	2.20%	2.17%	2.16%
Ratio of net investment loss to average net assets	(0.72)%	(0.96)%	(1.24)%	(0.91)%	(1.57)%
Portfolio turnover rate	171%	161%	94%	97%	70%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$39.24	$33.21	$31.67	$28.04	$26.79
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.09	(0.07)	(0.19)	(0.27)	(0.30)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(14.38)	6.10	1.73	3.90	1.55
Total from investment operations	(14.29)	6.03	1.54	3.63	1.25
Net asset value, end of year	$24.95	$39.24	$33.21	$31.67	$28.04
Total return[2]	(36.42)%	18.16%	4.86%	12.95%	4.67%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$83,760	$173,327	$228,798	$290,509	$364,298
Ratio of expenses to average net assets	1.32%	1.25%	1.35%	1.39%	1.40%
Ratio of net investment income (loss) to average net assets	0.25%	(0.19)%	(0.56)%	(0.87)%	(1.08)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.00%[3]	0.03%	—	—
Portfolio turnover rate	208%	278%	69%	79%	106%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3  This amount represents less than 0.01% per share.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$36.09	$30.70	$29.42	$26.18	$25.14
INVESTMENT OPERATIONS
Net investment loss[1]	(0.08)	(0.23)	(0.33)	(0.40)	(0.41)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(13.17)	5.62	1.61	3.64	1.45
Total from investment operations	(13.25)	5.39	1.28	3.24	1.04
Net asset value, end of year	$22.84	$36.09	$30.70	$29.42	$26.18
Total return[2]	(36.71)%	17.56%	4.35%	12.38%	4.14%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$4,844	$10,892	$16,250	$24,851	$26,474
Ratio of expenses to average net assets	1.82%	1.75%	1.85%	1.89%	1.90%
Ratio of net investment loss to average net assets	(0.25)%	(0.68)%	(1.06)%	(1.37)%	(1.58)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.01%	0.03%	—	—
Portfolio turnover rate	208%	278%	69%	79%	106%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$38.59	$32.73	$31.29	$27.77	$26.60
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.04	(0.15)	(0.27)	(0.34)	(0.38)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(14.15)	6.01	1.71	3.86	1.55
Total from investment operations	(14.11)	5.86	1.44	3.52	1.17
Net asset value, end of year	$24.48	$38.59	$32.73	$31.29	$27.77
Total return[2]	(36.56)%	17.90%	4.60%	12.68%	4.40%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$399	$345	$555	$688	$567
Ratio of expenses to average net assets	1.54%	1.50%	1.60%	1.64%	1.65%
Ratio of net investment income (loss) to average net assets	0.11%	(0.42)%	(0.81)%	(1.12)%	(1.33)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.01%	0.03%	—	—
Portfolio turnover rate	208%	278%	69%	79%	106%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,				For the Period Ended October 31,
	2008	2007	2006	2005	2004[1]
Per share data
Net asset value, beginning of period	$37.54	$32.10	$30.91	$27.64	$29.10
INVESTMENT OPERATIONS
Net investment loss[2]	(0.27)	(0.43)	(0.50)	(0.58)	(0.38)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(13.64)	5.87	1.69	3.85	(1.08)
Total from investment operations	(13.91)	5.44	1.19	3.27	(1.46)
Net asset value, end of period	$23.63	$37.54	$32.10	$30.91	$27.64
Total return[3]	(37.05)%	16.95%	3.85%	11.83%	(5.02)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$45	$124	$80	$55	$7
Ratio of expenses to average net assets	2.35%	2.25%	2.35%	2.39%	2.40%[4]
Ratio of net investment loss to average net assets	(0.82)%	(1.22)%	(1.56)%	(1.87)%	(2.08)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.00%[5]	0.03%	—	—
Portfolio turnover rate	208%	278%	69%	79%	106%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  This amount represents less than 0.01% per share.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,				For the Period Ended October 31,
	2008	2007	2006	2005	2004[1]
Per share data
Net asset value, beginning of period	$37.59	$32.10	$30.91	$27.67	$29.10
INVESTMENT OPERATIONS
Net investment loss[2]	(0.22)	(0.40)	(0.51)	(0.62)	(0.38)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(13.70)	5.89	1.70	3.86	(1.05)
Total from investment operations	(13.92)	5.49	1.19	3.24	(1.43)
Net asset value, end of period	$23.67	$37.59	$32.10	$30.91	$27.67
Total return[3]	(37.03)%	17.10%	3.85%	11.71%	(4.91)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$1	$1	$1	$1	$1
Ratio of expenses to average net assets	2.28%	2.16%	2.35%	2.39%	2.40%[4]
Ratio of net investment loss to average net assets	(0.68)%	(1.15)%	(1.56)%	(1.87)%	(2.08)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.00%[5]	0.03%	—	—
Portfolio turnover rate	208%	278%	69%	79%	106%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  This amount represents less than 0.01% per share.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Notes to Financial Statements
October 31, 2008

Note 1. Organization

The Credit Suisse Funds covered in this report are Credit Suisse Large Cap Growth Fund ("Large Cap Growth") and Credit Suisse Mid-Cap Core Fund ("Mid-Cap Core"), each of which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. Large Cap Growth was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987. Mid-Cap Core was incorporated under the laws of the State of Maryland on November 12, 1987. Investment objectives for each Fund are as follows: Large Cap Growth seeks long-term capital appreciation and Mid-Cap Core seeks maximum capital appreciation.

Large Cap Growth and Mid-Cap Core each offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. The Funds' Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares are sold subject to a maximum front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees/Directors under procedures established by the Board of Trustees/Directors. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees/Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by the Funds to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Funds have reviewed their current tax positions and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Funds may enter into futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a futures contract, the Funds are required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by each Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At October 31, 2008, the Funds had no open futures contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2008, total earnings from the Funds' investment in cash collateral received in connection with Large Cap Growth and Mid-Cap Core's securities lending arrangements were $544,865 and $1,363,378, respectively, of which $426,142 and $949,692, respectively, were rebated to borrowers (brokers). The Funds retained $94,893 and $330,615 in income, respectively, from the cash collateral investment, and SSB, as lending agent, was paid $23,830 and $83,071, respectively. The Funds may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser to each Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from Large Cap Growth of 0.50%, and from Mid-Cap Core of 0.70%.

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 3. Transactions with Affiliates and Related Parties

For the year ended October 31, 2008, investment advisory fees earned for each Fund was as follows:

Fund	Investment Advisory Fee
Large Cap Growth	$419,828
Mid-Cap Core	1,005,632

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Funds. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of each Fund's average daily net assets. For the year ended October 31, 2008, co-administrative services fees earned by CSAMSI were as follows:

Fund	Co-Administration Fee
Large Cap Growth	$75,569
Mid-Cap Core	129,296

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

Fund	Co-Administration Fee
Large Cap Growth	$50,092
Mid-Cap Core	81,307

In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Advisor class shares of each Fund, the shareholder servicing fee is calculated at an annual rate of 0.50% of the average daily net assets. For the Class A shares of each Fund, the fee is calculated at an annual rate of 0.25% of the average daily net assets. For Class B and Class C shares of each Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets. Common Class shares of each Fund do not bear distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Funds. For the year ended October 31,

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 3. Transactions with Affiliates and Related Parties

2008, the Funds reimbursed Credit Suisse the following amount, which are included in each Fund's transfer agent expense as follows:

Fund	Amount
Large Cap Growth	$81,480
Mid-Cap Core	247,689

For the year ended October 31, 2008, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

Fund	Amount
Large Cap Growth	$3,518
Mid-Cap Core	1,887

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended October 31, 2008, Merrill was paid for its services by the Funds as follows:

Fund	Amount
Large Cap Growth	$42,468
Mid-Cap Core	42,505

Note 4. Line of Credit

The Funds, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participate in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2008, the Funds had no loans outstanding under the Credit Facility. During the year ended October 31, 2008, the Funds had borrowings under the Credit Facility as follows:

Fund	Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
Large Cap Growth	$982,263	3.095%	$1,581,000
Mid-Cap Core	2,183,000	3.277%	3,831,000

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2008, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Large Cap Growth	$142,854,117	$164,083,063
Mid-Cap Core	300,735,901	335,380,147

Note 6. Capital Share Transactions

Large Cap Growth is authorized to issue an unlimited number of full and fractional shares of beneficial interest. Mid-Cap Core has four billion full and fractional shares of capital stock authorized and classified as follows: one billion as Common Class shares, one billion as Advisor Class shares, one billion as Class A shares, 500 million as Class B shares and 500 million as Class C shares. Each Fund has a par value of $.001 per share. Transactions in classes of each Fund were as follows:

	Large Cap Growth
	Common Class
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	159,396	$2,774,022	282,143	$5,214,306
Shares issued in reinvestment of dividends	605	11,938	—	—
Shares redeemed	(1,349,326)	(23,359,642)	(5,498,174)	(98,903,891)
Net decrease	(1,189,325)	$(20,573,682)	(5,216,031)	$(93,689,585)
	Advisor Class
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	8,227	$134,983	22,088	$390,930
Shares redeemed	(108,901)	(1,889,233)	(63,194)	(1,090,649)
Net decrease	(100,674)	$(1,754,250)	(41,106)	$(699,719)
	Class A
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	11,364	$193,335	11,869	$224,926
Shares redeemed	(26,555)	(439,504)	(24,943)	(457,716)
Net decrease	(15,191)	$(246,169)	(13,074)	$(232,790)

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 6. Capital Share Transactions

	Class B
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	12,883	$222,538	4,217	$74,429
Shares redeemed	(7,002)	(117,048)	(19,372)	(342,551)
Net increase (decrease)	5,881	$105,490	(15,155)	$(268,122)
	Class C
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Share sold	820	$14,200	100	$1,689
Shares redeemed	(2,718)	(35,577)	(4,177)	(72,004)
Net decrease	(1,898)	$(21,377)	(4,077)	$(70,315)
	Mid-Cap Core
	Common Class
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	180,449	$6,174,956	232,585	$8,402,238
Shares redeemed	(1,240,754)	(43,198,492)	(2,704,762)	(95,575,240)
Net decrease	(1,060,305)	$(37,023,536)	(2,472,177)	$(87,173,002)
	Advisor Class
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	47,514	$1,537,515	75,932	$2,519,639
Shares redeemed	(137,153)	(4,337,076)	(303,466)	(9,956,296)
Net decrease	(89,639)	$(2,799,561)	(227,534)	$(7,436,657)
	Class A
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	10,767	$368,349	2,198	$77,462
Shares redeemed	(3,389)	(108,554)	(10,217)	(356,499)
Net increase (decrease)	7,378	$259,795	(8,019)	$(279,037)

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 6. Capital Share Transactions

	Class B
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	737	$23,555	1,759	$59,953
Shares redeemed	(2,168)	(74,041)	(927)	(31,714)
Net increase (decrease)	(1,431)	$(50,486)	832	$28,239
	Class C
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Share sold	—	$—	84	$3,000
Shares redeemed	—	—	(84)	(2,909)
Net increase	—	$—	—	$91

On October 31, 2008, the number of shareholders that held 5% or more of the outstanding shares of each Class of each Fund were as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap Growth
Common Class	5	42%
Advisor Class	5	81%
Class A	4	67%
Class B	5	57%
Class C	6	91%
Mid-Cap Core
Common Class	4	56%
Advisor Class	1	87%
Class A	4	49%
Class B	7	95%
Class C	1	100%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 7. Federal Income Taxes

The tax characteristics of dividends paid during the years ended October 31, 2008 and 2007, respectively, by the Funds were as follows:

	Ordinary Income
Fund	2008	2007
Large Cap Growth	$12,298	—
Mid-Cap Core	0	—

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of losses deferred due to wash sales, real estate investment trust reclassifications and cumulative basis adjustments on Partnerships. At October 31, 2008, the components of distributable earnings on a tax basis for the Funds were as follows:

	Large Cap Growth	Mid-Cap Core
Accumulated realized loss	$(295,651,147)	$(110,624,083)
Unrealized depreciation	(15,220,613)	(35,713,252)
Undistributed net investment income	217,157	277,501
	$(310,654,603)	$(146,059,834)

At October 31, 2008, the Funds had capital loss carryforwards available to offset possible future capital gains as follows:

	October 31,
Fund	2009	2010	2011	2016
Large Cap Growth	$64,656,367	$186,923,215	$37,559,718	$6,511,847
Mid-Cap Core	79,854,279	24,669,925	—	$6,099,879

During the tax year ended October 31, 2008, Large Cap Growth and Mid-Cap Core did not utilize any of the capital loss carryforwards.

It is uncertain whether the Funds will be able to realize the benefits of the capital loss carryforwards before they expire.

At October 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Large Cap Growth	$67,671,451	$927,832	$(16,148,445)	$(15,220,613)
Mid-Cap Core	126,194,163	1,788,996	(37,502,246)	(35,713,250)

At October 31, 2008, accumulated undistributed net investment income, accumulated net realized gain (loss) on investments and paid-in capital have

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 7. Federal Income Taxes

been adjusted for current period permanent book/tax differences which arose principally from real estate investment trusts reclassifications. Net assets were not affected by these reclassifications:

Fund	Paid-In Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investment
Large Cap Growth	$—	$(5,824)	$5,824
Mid-Cap Core	(56,390)	(29,563)	85,953

Note 8. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Funds
Report of Independent Registered Public Accounting Firm

To the Board of Directors/Trustees and Shareholders of
Credit Suisse Large Cap Growth Fund and
Credit Suisse Mid-Cap Core Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Growth Fund and Credit Suisse Mid-Cap Core Fund (hereafter referred to as the "Funds") at October 31, 2008, the results of each of their operations for the year then ended and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 29, 2008

Credit Suisse Funds
Information Concerning Directors/Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Number of Principal Occupation(s) During Past Five Years	Portfolios in Fund Complex Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Independent Directors/ Trustees

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director/ Trustee, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	33	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company
					(a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director/ Trustee, Audit and Nominating Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	26	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1  Each Director/Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

2  Mr. Garten was initially appointed as a Director/Trustee of the Fund on February 6, 1998. He resigned as Director/Trustee on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Funds
Information Concerning Directors/Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Number of Principal Occupation(s) During Past Five Years	Portfolios in Fund Complex Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Independent Directors/ Trustees

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Director/ Trustee, Audit and Nominating Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	26	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors/ Trustees, Audit Committee Member and Nominating Committee Chairman	Director/Trustee since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	33	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Credit Suisse Funds
Information Concerning Directors/Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

George R. Hornig Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1954)	Chief Executive Officer and President	Since 2008	Managing Director of Credit Suisse; Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas; Associated with Credit Suisse since 1999; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Assistant Vice President of Credit Suisse since June 2007; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors/Trustees and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse Funds
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Funds' website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

Credit Suisse Funds
Tax Information Letter
October 31, 2008 (unaudited)

Important Tax Information for Corporate Shareholders

Corporate shareholders should note for the year ended October 31, 2008, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 100.00% for the Large Cap Growth Fund and 0% for the Mid-Cap Core Fund.

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2008, the Large Cap Growth Fund and the Mid-Cap Core Fund designate approximately $12,298 and $0, respectively, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during the calendar year 2008, complete information will be reported in conjunction with Form 1099-DIV.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  USEQGTH-AR-1008

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2008. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2008.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2007 and October 31, 2008.

	2007	2008
Audit Fees	$34,802	$25,000
Audit-Related Fees(1)	$3,340	$3,400
Tax Fees(2)	$2,590	$3,255
All Other Fees	—	—
Total	$40,732	$31,655

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,340 for 2007 and $3,400 for 2008).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2007 and October 31, 2008.

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	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

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The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2007 and October 31, 2008:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2007 and October 31, 2008 were $5,930 and $6,655, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

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Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)                    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                    Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE MID-CAP CORE FUND, INC.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	January 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	January 8, 2009

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	January 8, 2009

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